Nature of Expenses - Schedule of General and Administrative Expenses (Details) - General and Administrative Expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	$ 14,447	$ 13,239	$ 10,184
Professional fees	6,625	3,780	6,706
Offices & facilities expenses	1,606	1,472	1,266
Public company expenses	1,307	1,439	2,701
Depreciation	967	1,043	737
IT Services	1,121	945	639
Board fees	359	388	366
Travel expenses	37	104	130
Other expenses	459	391	281
Total general and administrative expenses	$ 26,928	$ 22,801	$ 23,010